Derivative Instruments (Coupon-only Swap) (Details) - Subsidiaries [Member] - Coupon-only Swap [Member] R$ in Thousands, $ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Citibank S.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 155,500
Citibank S.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 50,000
Interest rate (as a percent)	6.91%	6.91%
JP Morgan S.A. [Member] | Payable [Member]
Derivative [Line Items]
Notional Amount | R$	R$ 156,250
JP Morgan S.A. [Member] | Receivable [Member]
Derivative [Line Items]
Notional Amount | $		$ 50,000
Interest rate (as a percent)	6.91%	6.91%
Brazil Real [Member] | Citibank S.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	11.08%	11.08%
Brazil Real [Member] | JP Morgan S.A. [Member] | Payable [Member]
Derivative [Line Items]
Interest rate (as a percent)	11.18%	11.18%